1919 Financial Services Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.1%	Shares	Value
Capital Markets - 7.2%
Ameriprise Financial, Inc.	8,778	$4,312,192
CME Group Inc.	6,300	1,702,197
KKR & Co. Inc.	2,000	259,900
S&P Global Inc.	4,400	2,141,524
		8,415,813

Commercial Banks - 44.2%
Amalgamated Financial Corp.	18,500	502,275
Atlantic Union Bankshares Corp.	8,400	296,436
Bancorp Inc. (a)	9,370	701,719
Bank of America Corp.	113,700	5,865,783
Banner Corp.	40,770	2,670,435
Coastal Financial Corp./WA (a)	52,400	5,668,108
Community Financial System Inc.	24,800	1,454,272
Fifth Third Bancorp	81,800	3,644,190
JPMorgan Chase & Co.	35,596	11,228,046
M&T Bank Corp.	14,400	2,845,728
PNC Financial Services Group Inc.	16,737	3,362,966
QCR Holdings Inc.	56,007	4,236,370
SmartFinancial Inc.	55,343	1,977,405
SOUTHSTATE BANK CORP	24,075	2,380,295
Stock Yards Bancorp Inc.	38,500	2,694,615
Webster Financial Corp.	40,535	2,409,401
		51,938,044

Diversified Financial Services - 7.2%
Charles Schwab Corp/The	32,596	3,111,940
Intercontinental Exchange Inc.	31,365	5,284,375
		8,396,315

Insurance - 23.1%
Arch Capital Group Ltd.	13,520	1,226,670
Berkshire Hathaway Inc.(a)	10,500	5,278,770
Brown & Brown Inc.	40,501	3,798,589
Chubb Limited	24,948	7,041,573
First American Financial Corp.	6,000	385,440
Globe Life Inc.	10,172	1,454,291
Hanover Insurance Group Inc.	9,883	1,795,049
Marsh & McLennan Cos. Inc.	10,208	2,057,218
Progressive Corp.	3,753	926,803
Reinsurance Group of America Inc.	10,779	2,070,969
RLI Corp.	12,720	829,599
Ryan Specialty Holdings Inc.	5,500	309,980
		27,174,951

IT Services - 13.4%
Fidelity National Information Services Inc.	27,114	1,787,897
Fiserv Inc. (a)	23,530	3,033,723
Global Payments Inc.	24,000	1,993,920
I3 Verticals, Inc. Shares - Class A (a)	75,980	2,466,311
Visa Inc. Shares - Class A	19,000	6,486,220
		15,768,071

Professional Services - 2.2%
Verisk Analytics Inc.	10,000	2,515,100

1919 Financial Services Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.1%		Shares	Value
Real Estate Investment Trusts (REITs) - 1.8%
Equity LifeStyle Properties Inc.		6,800	$412,760
Simon Property Group Inc.		2,400	450,408
Terreno Realty Corp.		22,183	1,258,885
			2,122,053
TOTAL COMMON STOCKS (Cost $47,865,411)			116,330,347

SHORT-TERM INVESTMENTS - 1.2%
Fidelity Investments Money Market - Government Portfolio - Class I, 4.04% (b)		1,455,519	1,455,519
TOTAL MONEY MARKET FUNDS (Cost $1,455,519)			1,455,519

TOTAL INVESTMENTS - 100.3% (Cost $49,320,930)			117,785,866
Liabilities in Excess of Other Assets - (0.3)%			(356,653)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$117,429,213

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

1919 Financial Services Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$116,330,347	$–	$–	$116,330,347
Short-Term Investments	1,455,519	–	–	1,455,519
Total Investments	$117,785,866	$–	$–	$117,785,866

Refer to the Schedule of Investments for further disaggregation of investment categories.